Supplemental Cost Information (R&D, narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Supplemental Income Statement Elements [Line Items]
GE funded R&D	$ 5,273		$ 5,461		$ 5,200
Customer funded R&D	(721)		(711)		(680)
Partner funded R&D	(319)		(107)		(6)
Other costs and expenses	32,829		33,787		34,445
GECC depreciation and amortization	8,957		9,367		8,650
Cost of Goods Sold	61,257		57,867		56,785
Cost of Services	20,054		19,274		17,525
Consolidation, Eliminations [Member]
Supplemental Income Statement Elements [Line Items]
Other costs and expenses	(857)		(738)		(698)
Operating Segments [Member]
Supplemental Income Statement Elements [Line Items]
Other costs and expenses	33,686		34,525		35,143
GE
Supplemental Income Statement Elements [Line Items]
GE funded R&D	4,233		4,643		4,514
Other costs and expenses	14,971	[1]	16,105	[1]	17,671	[1]
GECC depreciation and amortization	2,508		2,449		2,291
Cost of Goods Sold	61,420	[1]	57,962	[1]	57,118	[1]
Cost of Services	20,457	[1]	19,668	[1]	17,938	[1]
GE | Collaborative Member
Supplemental Income Statement Elements [Line Items]
Cost of Goods Sold	2,660		2,613		2,507
Cost of Services	873		820		594
GECC
Supplemental Income Statement Elements [Line Items]
Other costs and expenses	18,715	[1]	18,420	[1]	17,472	[1]
GECC depreciation and amortization	6,533		6,918		6,359
Cost of Goods Sold	104	[1]	108	[1]	99	[1]
Cost of Services	0	[1]	0	[1]	0	[1]
GECC operating and administrative costs	$ 12,182		$ 11,502		$ 11,113

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.